Organization and Nature of Operations - The Company (Details) $ in Thousands		12 Months Ended
	Sep. 13, 2024 USD ($) shares	Dec. 31, 2024 USD ($)
Organization and Nature of Operations
Conversion ratio		4.11795
Phantom stock liability settled | $		$ 116
DeltaMax
Organization and Nature of Operations
Number of shares issued | shares	5,000,000
Phantom stock liability settled | $	$ 116
Cash acquired | $	250
Goodwill | $	0
Intangible asset | $	$ 0
DeltaMax | Shareholders of Legacy Elauwit
Organization and Nature of Operations
Conversion ratio	4.11795
DeltaMax | Class A common stock
Organization and Nature of Operations
Number of shares issued | shares	2,497,950
Shares issued for settlement of Phantom stock liability | shares	102,948
DeltaMax | Class A common stock | Delta Max
Organization and Nature of Operations
Number of shares issued | shares	750,000
DeltaMax | Class B common stock
Organization and Nature of Operations
Number of shares issued | shares	2,502,050